Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

(202) 822-9611

September 15, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	MTB Group of Funds (the “Registrant”)
File Nos. 811-5514; 033-20673

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 91 (the “Amendment”) to the Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of adding seven new series of shares to the Registrant (the “New Series”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information. We note that the Registrant may amend the fundamental investment policies of some or all of the New Series prior to the filing of the subsequent post-effective amendment. None of the New Series are currently offered for sale, nor will they be until early 2012.

As noted on the facing sheet, the Amendment relates only to the New Series, and the Amendment does not affect the prospectuses and statement of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (202) 419-8429.

Very truly yours,

/s/ Peter M. Hong

Peter M. Hong

cc: Jeffrey M. Seling